Taxation (U.S. Corporate Income Tax) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	35.00%	35.00%
Thereafter tax years [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	21.00%
Prior tax years [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		35.00%